Interest in associates and joint ventures	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Interest in associates and joint ventures

17	Interests in associates and joint ventures
Principal associates of the group and the bank
Business Growth Fund Group plc (‘BGF’) is a principal associate of the group. BGF is an independent company, established in 2011 to provide investment to growing small to medium-sized British businesses. BGF is backed by five of the UK’s main banking groups: Barclays, HSBC, Lloyds, RBS and Standard Chartered. At 31 Dec 2022, the group had a 24.62% interest in the equity capital of BGF. Share of (Loss)/profit in BGF is £(22)m (2021: £192m; 2020: £5m) and carrying amount of interest in BGF is £673m (2021: £702m; 2020: £471m).
Interests in joint ventures
A list of all associates is set out on page 178.

19	Structured entities
The group is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by the group or a third party.
Consolidated structured entities

Total assets of the group’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	£m	£m	£m	£m	£m
At 31 Dec 2022	3,479	192	3,981	463	8,115
At 31 Dec 2021	3,233	287	4,653	568	8,741
Conduits
The group has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.
At 31 Dec 2022, Solitaire, the group's principal SIC held £1.1bn of ABSs (2021: £1.2bn). It is currently funded entirely by commercial paper (‘CP’) issued to the group. At 31 Dec 2022, the group held £1.3bn of CP (2021: £1.3bn).
Multi-seller conduits
The group's multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, the group bears risk equal to transaction-specific facility offered to the multi-seller conduits, amounting to £4.7bn at 31 December 2022 (2021: £4.6bn). First loss protection is provided by the originator of the assets, and not by the group, through transaction-specific credit enhancements. A layer of secondary loss protection is provided by the group in the form of programme-wide enhancement facilities.
Securitisations
The group uses structured entities to securitise customer loans and advances it originates in order to diversify the sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by the group to the structured entities for cash or synthetically through credit default swaps, and the structured entities issue debt securities to investors.
HSBC managed funds
The group together with other HSBC entities has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, the group controls these funds.
Other
The group has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, the group is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by the group. The group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with the group’s interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities (£m)
0 – 400	2	155	966	12	1,135
400 – 1,500	1	55	757	1	814
1,500 – 4,000	—	19	304	—	323
4,000 – 20,000	—	16	155	—	171
20,000+	—	3	14	—	17
Number of entities at 31 Dec 2022	3	248	2,196	13	2,460

	£m	£m	£m	£m	£m
Total assets in relation to the group's interests in the unconsolidated structured entities	220	4,671	4,425	925	10,241
– trading assets	—	1	104	—	105
– financial assets designated and otherwise mandatorily measured at fair value	—	4,665	3,869	—	8,534
– loans and advances to banks	—	—	—	—	—
– loans and advances to customers	220	—	452	497	1,169
– financial investments	—	5	—	—	5
– other assets	—	—	—	428	428
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	—	4	—	—	4
Other off-balance sheet commitments	34	—	571	24	629
The group's maximum exposure at 31 Dec 2022	254	4,667	4,996	949	10,866

Total asset values of the entities (£m)
0 – 400	2	157	1,194	14	1,367
400 – 1,500	—	81	774	—	855
1,500 – 4,000	—	16	354	—	370
4,000 – 20,000	—	12	149	—	161
20,000+	—	2	9	—	11
Number of entities at 31 Dec 2021	2	268	2,480	14	2,764

	£m	£m	£m	£m	£m
Total assets in relation to the group’s interests in the unconsolidated structured entities	193	4,414	5,225	631	10,463
– trading assets	—	1	1,807	—	1,808
– financial assets designated at fair value	—	4,409	3,273	—	7,682
– loans and advances to customers	193	—	49	631	873
– financial investments	—	4	96	—	100
– other assets	—	—	—	—	—
Total liabilities in relation to group‘s interests in the unconsolidated structured entities	—	—	2	—	2
Other off-balance sheet commitments	20	4	916	38	978
The group's maximum exposure at 31 Dec 2021	213	4,418	6,139	669	11,439
The maximum exposure to loss from the group’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.
•For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.
•For retained and purchased investments and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying value of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements entered into to mitigate the group‘s exposure to loss.
Securitisations
The group has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, the group has investments in ABSs issued by third-party structured entities.
HSBC managed funds
The group together with other HSBC entities establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. The group, as fund manager, may be entitled to receive management and performance fees based on the assets under management. The group may also retain units in these funds.
Non-HSBC managed funds
The group purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
The group has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, the group enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
Group sponsored structured entities
The amount of assets transferred to and income received from such sponsored entities during 2022 and 2021 was not significant.

36	HSBC Bank plc’s subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Bank plc subsidiaries, joint ventures and associates, their registered office address and the effective percentage of equity owned at 31 December 2022 is disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares which are held by HSBC Bank plc or its subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC Bank plc unless otherwise indicated.

HSBC Bank plc's registered office address is:
HSBC Bank plc
8 Canada Square
London E14 5HQ

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
Assetfinance December (H) Limited	100.00		9
Assetfinance December (P) Limited	100.00		2,9
Assetfinance December (R) Limited	100.00		9
Assetfinance June (A) Limited	100.00		9
Assetfinance Limited	100.00		9
Assetfinance March (B) Limited	100.00		10
Assetfinance March (F) Limited	100.00		9
Assetfinance September (F) Limited	100.00		9
Banco Nominees (Guernsey) Limited	100.00		11
Banco Nominees 2 (Guernsey) Limited	100.00		11
Beau Soleil Limited Partnership	n/a		0,12
BentallGreenOak China Real Estate Investments, L.P.	n/a		0,1,13
Canada Crescent Nominees (UK) Limited	100.00		2,9
CCF & Partners Asset Management Limited	100.00	(99.99)	9
CCF Holding (LIBAN) S.A.L. (In Liquidation)	74.99		16
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	9
Charterhouse Management Services Limited	100.00	(99.99)	9
Charterhouse Pensions Limited	100.00		2,9
COIF Nominees Limited	n/a		0,2,9
Corsair IV Financial Services Capital Partners - B L.P	n/a		0,1,18
Dem 9	100.00	(99.99)	3,19
Dempar 1	100.00	(99.99)	3,19
Eton Corporate Services Limited	100.00		11
Flandres Contentieux S.A.	100.00	(99.99)	19
Foncière Elysées	100.00	(99.99)	19
Griffin International Limited	100.00		9
HLF	100.00	(99.99)	19
HSBC (BGF) Investments Limited	100.00		2,9
HSBC Asset Finance (UK) Limited	100.00		2,9
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		2,9
HSBC Assurances Vie (France)	100.00	(99.99)	24
HSBC Bank (General Partner) Limited	100.00		2,25
HSBC Bank (RR) (Limited Liability Company)	n/a		0,6,26
HSBC Bank Armenia cjsc	100.00		27
HSBC Bank Capital Funding (Sterling 1) LP	n/a		0,25
HSBC Bank Capital Funding (Sterling 2) LP	n/a		0,25
HSBC Bank Malta p.l.c.	70.03		28
HSBC City Funding Holdings	100.00		9
HSBC Client Holdings Nominee (UK) Limited	100.00		2,9
HSBC Client Nominee (Jersey) Limited	100.00		2,29
HSBC Continental Europe	99.99		19
HSBC Corporate Trustee Company (UK) Limited	100.00		2,9
HSBC Custody Services (Guernsey) Limited	100.00		11
HSBC Epargne Entreprise (France)	100.00	(99.99)	24
HSBC Equity (UK) Limited	100.00		2,9
HSBC Europe B.V.	100.00		9
HSBC Factoring (France)	100.00	(99.99)	19
HSBC Global Asset Management (Deutschland) GmbH	100.00		30
HSBC Global Asset Management (France)	100.00	(99.99)	24
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	31
HSBC Global Asset Management (Switzerland) AG	100.00	(99.99)	3,32
HSBC Global Custody Nominee (UK) Limited	100.00		2,9
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1,2,9
HSBC Global Shared Services (India) Private Limited (In Liquidation)	99.99		1,33
HSBC Infrastructure Limited	100.00		9
HSBC Insurance Services Holdings Limited	100.00		2,9

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
HSBC Investment Bank Holdings Limited	100.00		2,9
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		2,9
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		2,9
HSBC Life (UK) Limited	100.00		2,9
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	31
HSBC LU Nominees Limited	100.00		2,9
HSBC Marking Name Nominee (UK) Limited	100.00		2,9
HSBC Middle East Leasing Partnership	n/a		0,34
HSBC Operational Services GmbH	100.00	(99.99)	30
HSBC Overseas Nominee (UK) Limited	100.00		2,9
HSBC PB Corporate Services 1 Limited	100.00		35
HSBC Pension Trust (Ireland) DAC	100.00		2,36
HSBC PI Holdings (Mauritius) Limited	100.00		37
HSBC Preferential LP (UK)	100.00		2,9
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		35
HSBC Private Equity Investments (UK) Limited	100.00		9
HSBC Private Markets Management SARL	n/a		0,38
HSBC Property Funds (Holding) Limited	100.00		9
HSBC Real Estate Leasing (France)	100.00	(99.99)	19
HSBC REIM (France)	100.00	(99.99)	24
HSBC Securities (South Africa) (Pty) Limited	100.00		2,39
HSBC Securities Services (Guernsey) Limited	100.00		11
HSBC Securities Services (Ireland) DAC	100.00		36
HSBC Securities Services (Luxembourg) S.A.	100.00		2,40
HSBC Securities Services Holdings (Ireland) DAC	100.00		36
HSBC Service Company Germany GmbH	100.00	(99.99)	1,30
HSBC Services (France)	100.00	(99.99)	19
HSBC SFH (France)	100.00	(99.99)	3,24
HSBC SFT (C.I.) Limited	100.00		2,11
HSBC Specialist Investments Limited	100.00		9
HSBC Titan GmbH & Co. KG	100.00	(99.99)	1,41
HSBC Transaction Services GmbH	100.00	(99.99)	5,30
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	42
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	30
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	5,30
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(99.99)	30
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	5,30
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	5,30
HSBC Trustee (C.I.) Limited	100.00		2,35
HSBC Trustee (Guernsey) Limited	100.00		2,11
HSIL Investments Limited	100.00		9
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(99.99)	30
James Capel (Nominees) Limited	100.00		2,9
James Capel (Taiwan) Nominees Limited	100.00		2,9
Keyser Ullmann Limited	100.00	(99.99)	9
Midcorp Limited	100.00		2,9
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		2,9
Republic Nominees Limited	100.00		2,11
RLUKREF Nominees (UK) One Limited	100.00		1,2,9
RLUKREF Nominees (UK) Two Limited	100.00		1,2,9
S.A.P.C. - Ufipro Recouvrement	99.99		19
Saf Baiyun	100.00	(99.99)	3,19
Saf Guangzhou	100.00	(99.99)	3,19
SCI HSBC Assurances Immo	100.00	(99.99)	24
SFM	100.00	(99.99)	19
SFSS Nominees (Pty) Limited	100.00		39
SNC Les Oliviers D'Antibes	60.00	(59.99)	4,24
SNCB/M6 - 2008 A	100.00	(99.99)	19

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
SNCB/M6-2007 A	100.00	(99.99)	3,19
SNCB/M6-2007 B	100.00	(99.99)	3,19
Société Française et Suisse	100.00	(99.99)	19
Somers Dublin DAC	100.00	(99.99)	36
Sopingest	100.00	(99.99)	19
South Yorkshire Light Rail Limited	100.00		9
Swan National Limited	100.00		9
The Venture Catalysts Limited	100.00		2,9
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(99.99)	30
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(99.99)	5,30
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	30
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	5,30
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(99.99)	5,30
Trinkaus Private Equity Management GmbH	100.00	(99.99)	30
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	5,30
Valeurs Mobilières Elysées	100.00	(99.99)	19

Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint Ventures	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)	Footnotes
HCM Holdings Limited (In Liquidation)	50.99	23
The London Silver Market Fixing Limited	n/a	0,1,2,48
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)	Footnotes
BGF Group plc	24.62	14
Bud Financial Limited	5.36	1,15
Contour Pte Ltd	12.65	1,17
Divido Financial Services Limited	5.56	1,20
Episode Six Limited	7.02	1,21
Euro Secured Notes Issuer	16.67	22
LiquidityMatch LLC	n/a	0,1,43
London Precious Metals Clearing Limited	30.00	1,2,44
Monese Ltd	5.39	1,45
Quantexa Ltd	10.10	46
Services Epargne Enterprise	14.18	47
Threadneedle Software Holdings Limited	6.56	1,49
Trade Information Network Limited	16.67	1,50
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	n/a	0,30
Vizolution Limited	17.95	1,7
We Trade Innovation Designated Activity Company (In Liquidation)	9.88	1,8

Footnotes
0	Where an entity is governed by voting rights, HSBC consolidates when it holds — directly or indirectly — the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC's consolidation policy is described in Note 1.2(a).
1	Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRSs. HSBC’s consolidation policy is described in Note 1.2(a).
2	Directly held by HSBC Bank plc
Description of shares
3	Actions
4	Parts
5	GmbH Anteil
6	Russian Limited Liability Company Shares

Registered offices
7	Office Block A, Bay Studios Business Park, Fabian Way, Swansea, Wales, United Kingdom, SA1 8QB
8	10 Earlsfort Terrace, Dublin, Ireland, D02 T380
9	8 Canada Square, London, United Kingdom, E14 5HQ
10	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
11	Arnold House, St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
12	HSBC Main Building, 1 Queen's Road Central, Hong Kong
13	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
14	13-15 York Buildings, London, United Kingdom, WC2N 6JU
15	Linen Court Floor 3, 10 East Road, London, United Kingdom, N1 6AD
16	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
17	50 Raffles Place, #32-01 Singapore Land Tower, Singapore, 048623
18	c/o Walkers Corporate Services Limited Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
19	38 avenue Kléber, Paris, France, 75116
20	Office 7, 35-37 Ludgate Hill, London, United Kingdom, EC4M 7JN
21	9/F Amtel Bldg, 148 des Voeux Rd Central, Central, Hong Kong
22	3 avenue de l'Opera, Paris, France, 75001
23	c/o Teneo Financial Advisory Limited, 156 Great Charles Street, Queensway, Birmingham, West Midlands, United Kingdom, B3 3HN
24	Immeuble Cœur Défense, 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
25	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
26	2 Paveletskaya Square Building 2, Moscow, Russian Federation, 115054
27	66 Teryan Street, Yerevan, Armenia, 0009
28	116 Archbishop Street, Valletta, Malta
29	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
30	Hansaallee 3, Düsseldorf, Germany, 40549
31	80 Mill Street, Qormi, Malta, QRM 3101
32	26 Gartenstrasse, Zurich, Switzerland, 8002
33	52/60, M G Road Fort, Mumbai, India, 400 001
34	Unit 401 Level 4, Gate District Precinct Building 2, Dubai International Financial Centre, Dubai, United Arab Emirates, 506553
35	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT

Registered offices (continued)
36	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820
37	6th Floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
38	5 rue Heienhaff, Senningerberg, Luxembourg, 1736
39	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
40	18 Boulevard de Kockelscheuer, Luxembourg, Luxembourg, L-1821
41	3 Hansaallee, Düsseldorf, Nordrhein-Westfalen, Germany, 40549
42	16 Boulevard d'Avranches, Luxembourg, Luxembourg, L-1160
43	100 Town Square Place, Suite 201 | Jersey City, NJ, United States Of America, 07310
44	7th Floor 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
45	Eagle House, 163 City Road, London, United Kingdom, EC1V 1NR
46	Hill House, 1 Little New Street, London, United Kingdom, EC4A 3TR
47	32 rue du Champ de Tir, Nantes, France, 44300
48	c/o Hackwood Secretaries Limited, One Silk Street, London, United Kingdom, EC2Y 8HQ
49	2nd Floor Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN
50	3 More London Riverside, London, United Kingdom, SE1 2AQ